MERGER, FINTECH ACQUISITION CORP. II (Q2) (Details) - USD ($)	Jul. 26, 2018	Dec. 19, 2017	Jan. 25, 2017
MERGER [Abstract]
Consideration paid in cash	$ 102,000,000	$ 92,000,000
Consideration held in escrow	$ 2,000,000	$ 2,000,000
Common stock adjusted in merger agreement (in shares)	17,200,000
Redemption of common stock (in shares)	4,938,232
Redemption price (in dollars per share)	$ 10.086957		$ 10.00
Total payment for redemption	$ 49,811,734